Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes Payable
Notes Payable

Note 4 - Notes Payable

Notes payable consisted of the following:

	March 31, 2022	December 31, 2021
Unsecured notes
(a) Notes payable- $1,639,000 - in default	$1,639,000	$1,639,000
(b) Notes payable issued by BST - in default	310,000	310,000
(c) Note payable-EID loan	150,000	150,000

Secured notes payable
(d) Notes payable - in default	16,000	23,000
Total notes payable principal outstanding	2,115,000	2,122,000
Less current portion of notes payable, net of discount	(1,965,000)	(1,972,000)
Long term notes payable	$150,000	$150,000

(a)

In previous years, the Company issued notes payable in exchange for cash. The notes are unsecured, bear interest at a rate of 8% through 14% per annum and matured starting in fiscal 2011 up to November 2021. At March 31, 2022 and December 31, 2021, the outstanding balance of the notes payable was $1,639,000, respectively, and are deemed in default

(b)

In fiscal 2018, the Company’s consolidated subsidiary BlockSafe, issued promissory notes in exchange for cash. The notes are unsecured, bearing interest at a rate of 8% per annum, and matured in September 2019. At March 31, 2022 and December 31, 2021, the outstanding balance of the notes payable amounted to $310,000, respectively, and are deemed in default.

(c)

On May 15, 2020, the Company received a $150,000 loan (the “EID Loan”) from the Small Business Administration (SBA) under the SBA’s Economic Injury Disaster Loan program. The EID Loan has a thirty-year term and bears interest at a rate of 3.75% per annum. Monthly principal and interest payments of $250 per month are deferred for twenty-four months and will commence in June 2022. The EID Loan may be prepaid at any time prior to maturity with no prepayment penalties. The proceeds from the EID Loan must be used for working capital. The EID Loan contains customary events of default and other provisions customary for a loan of this type.

Outstanding balance of the note payable as of March 31, 2022 and December 31, 2021 amounted to $150,000, respectively. The Company was in compliance with the terms of the EID loan as of March 31, 2022.

(d)

In fiscal 2019 and 2020, the Company issued notes payable aggregating $468,000. The notes bear interest at a rate starting from 8% to 148% per annum, each agreement secured by substantially all of the assets of the Company, maturing between March 2020 and July 2021. The Company also made principal payments of $319,000, and one secured note of $21,000 was extinguished as part of a debt settlement obligation transaction. At December 31, 2021, the outstanding balance of the secured note agreements was $23,000.

During the three months ended March 31, 2022, the Company made principal payments of $7,000.

At March 31, 2022, the outstanding balance of the secured notes payable was $16,000 and is deemed in default. The Company and the note holder are in negotiations to extend the due date of the note.

Note 5 - Notes Payable

Notes payable consisted of the following:

	December 31, 2021	December 31, 2020
Unsecured notes
(a) Notes payable- $1,639,000 in default	$1,639,000	$1,699,000
(b) Notes payable issued by BST-in default	310,000	475,000
(c) Note payable-PPP loan	-	313,000
(d) Note payable-EID loan	150,000	150,000

Secured notes payable
(e) Notes payable - $23,000 in default at December 31, 2021	23,000	128,000
Total notes payable principal outstanding	2,122,000	2,765,000
Debt discount	-	(52,000)
Less current portion of notes payable, net of discount	(1,972,000)	(2,250,000)
Long term notes payable	$150,000	$463,000

(a)

In previous years, the Company issued notes payable in exchange for cash. The notes are unsecured, bear interest at a rate of 8% through 14% per annum and matured starting in fiscal 2011 up to November 2021. As of December 31, 2020, the outstanding balance of these notes payable amounted to $1,699,000 and unamortized debt discount of $52,000.

During the year ended December 31, 2021, $60,000 of the notes were paid and the Company amortized the debt discount of $52,000. At December 31, 2021, the outstanding balance of the notes payable was $1,639,000 and deemed in default

(b)

In fiscal 2018, the Company’s consolidated subsidiary BlockSafe, issued promissory notes in exchange for cash. The notes are unsecured, bearing interest at a rate of 8% per annum, and matured in September 2019. At December 31, 2020, the outstanding balance of the notes payable amounted to $475,000.

During the year ended December 31, 2021, $65,000 of the notes were paid, and a note holder agreed to exchange $100,000 of notes payable for 460,829 shares of the Company’s common stock with a fair value of $88,000 (see Note 12). As a result, the Company recognized a gain on extinguishment of debt of $12,000 to account for the difference between the note payable settled and fair value of the common stock issued.

At December 31, 2021, the outstanding balance of the notes payable amounted to $310,000 and are deemed in default.

(c)

On April 7, 2020, the Company was granted a loan (the “PPP loan”) of $313,000, pursuant to the Paycheck Protection Program (the “PPP”) under the CARES Act. The PPP loan matures on April 7, 2022, bears interest at a rate of 1% per annum, with the first nine months of interest deferred, is payable monthly commencing on October 2020, and was unsecured and guaranteed by the U.S. Small Business Administration (“SBA”). The loan term may be extended to April 7, 2025, if mutually agreed to by the Company and lender. The PPP loan may be prepaid at any time prior to maturity with no prepayment penalties. Funds from the PPP loan may only be used for qualifying expenses as described in the CARES Act, including qualifying payroll costs, qualifying group health care benefits, qualifying rent and debt obligations, and qualifying utilities. Under the terms of the PPP, certain amounts of the loan may be forgiven if they are used for qualifying expenses. As of December 31, 2020, outstanding balance of the PPP loan amounted to $313,000.

In March 2021, the Company obtained a similar PPP loan of $177,000.

During the year ended December 31, 2021, the PPP loans in the aggregate of $490,000 and accrued interest of $5,000 were forgiven by the SBA and was accounted as a gain on debt extinguishment pursuant to ASC 470, Debt.  As of December 31, 2021, the Company had no PPP loans outstanding.

(d)

On May 15, 2020, the Company received a $150,000 loan (the “EID Loan”) from the SBA under the SBA’s Economic Injury Disaster Loan program. The EID Loan has a thirty-year term and bears interest at a rate of 3.75% per annum. Monthly principal and interest payments of $250 per month are deferred for twenty four months and will commence in June 2022. The EID Loan may be prepaid at any time prior to maturity with no prepayment penalties. The proceeds from the EID Loan must be used for working capital. The EID Loan contains customary events of default and other provisions customary for a loan of this type.

Outstanding balance of the note payable as of December 31, 2021 and 2020 amounted to $150,000, respectively. The Company was in compliance with the terms of the EID loan as of December 31, 2021.

(e)

In fiscal 2019 and 2020, the Company issued notes payable aggregating $468,000. The notes bear interest at a rate starting from 8% to 148% per annum, each agreement secured by substantially all of the assets of the Company, maturing between March 2020 and July 2021. The Company also made principal payments of $319,000, and one secured note of $21,000 was extinguished as part of a debt settlement obligation transaction. At December 31, 2020, the outstanding balance of the secured note agreements was $128,000.

During the year ended December 31, 2021, the Company made principal payments of $105,000.

At December 31, 2021, the outstanding balance of the secured notes payable was $23,000 and is deemed in default. The Company and the note holder are in negotiations to extend the due date of the note.